TRADE AND OTHER RECEIVABLES (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2022	Dec. 31, 2021
TRADE AND OTHER RECEIVABLES
Subscribers	₽ 16,689	₽ 15,240
Handset sales financing	5,630	12,161
Property	2,607	683
Bank commission	2,512	1,208
Bonuses from suppliers	2,467	892
Interconnect	1,658	1,640
Sharing	1,474	2,164
Integration services	1,070	1,584
Roaming	686	800
Dealers	267	161
Factoring	64	282
Other receivables	6,179	6,516
Allowance for ECL	(3,245)	(3,536)
Trade and other receivables, total	38,058	39,795
Less non-current portion	(882)	(1,898)
Trade and other receivables, current	₽ 37,176	₽ 37,897